Reinsurance - Rollforward of the reinsurable allowance for credit losses before adoption (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes	$ 2,643	$ 2,517	$ 3,101	$ 3,140	$ 3,155
Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes	$ 27,238	26,844	34,102	36,824	15
As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes		2,980	2,932	2,707	2,722
As Previously Reported | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes		$ 27,794	$ 28,472	$ 29,158
Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					416
Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					(35)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					(52)
Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					104
Individual Retirement
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					274
Individual Retirement | As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					309
Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					0
Individual Retirement | Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					(35)
Individual Retirement | Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					0
Individual Retirement | Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					0
Life Insurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					2,833
Life Insurance | As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					2,370
Life Insurance | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					416
Life Insurance | Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					0
Life Insurance | Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					(52)
Life Insurance | Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					99
Institutional Markets
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					48
Institutional Markets | As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					43
Institutional Markets | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					0
Institutional Markets | Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					0
Institutional Markets | Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					0
Institutional Markets | Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					5
Corporate & Other | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					36,824
Corporate & Other | As Previously Reported | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					29,158
Corporate & Other | Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					55
Corporate & Other | Change due to the current upper-medium grade discount rate | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes					$ 7,611